Variable Interest Entities	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
13.          Variable Interest Entities
Upon consummation of the Separation Transactions on January 3, 2023, the Group deconsolidated its investment in Pine Walk and its eight MGA subsidiaries. Previously, Pine Walk, Oakside Surety Limited, Perigon Product Recall Limited, Navium Marine Limited, OPEnergy Limited and Pernix Specialty Limited were deemed to be variable interest entities as their equity was deemed insufficient to finance operations without additional subordinated support in the form of a loan. At December 31, 2022, the loan balance to each entity was $nil, $nil, $0.4 million, $1.2 million, $0.8 million, and $1.2 million, respectively. Due to a de facto agent relationship with each entity, the Group was considered the primary beneficiary and consolidated the entities up to January 3, 2023.
Pine Walk Europe S.R.L. (“Pine Walk Europe”) was also deemed to be a variable interest entity as certain entities had a right to a share of its profits but no voting rights. The Group was deemed to be the primary beneficiary due to it either controlling or being the primary beneficiary of the entities with an interest in Pine Walk Europe. The Group deconsolidated Pine Walk Europe on January 3, 2023 as a result of the Separation Transactions.
Non-controlling interests
Non-controlling interests represent the portion of equity in consolidated subsidiaries not attributable, directly or indirectly, to the Group. As at December 31, 2023, the Group did not have non-controlling interests.
A summary of the Group’s non-controlling interests, and the impact upon its Consolidated Balance Sheets and Consolidated Statements of Income is summarized below:

	December 31, 2022		2022	2021
	Non-Controlling interest %	Balance Sheet	Income Statement
Pine Walk Capital Limited	6%	$1.2	$1.2	$1.1
Radius Specialty Limited	30%	1.6	1.4	4.8
Oakside Surety Limited	62%	0.8	0.6	0.8
Kersey Specialty Limited	30%	0.9	0.7	1.3
Perigon Product Recall Limited	30%	0.3	0.2	0.3
Pine Walk Europe S.R.L	6%	0.2	0.3	—
Navium Marine Limited	34%	4.3	4.1	1.7
OpEnergy Limited	30%	0.5	0.6	—
Pernix Specialty Limited	30%	0.5	0.6	—
Total non-controlling interest		$10.3	$9.7	$10.0